Short-Term Borrowings - Schedule of Short-Term Borrowings from Financial Institutions (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Short-Term Debt [Line Items]
Amount	$ 8,293,890	$ 1,055,828	¥ 58,000,000	¥ 7,706,808
Bank of Wenzhou [Member]
Short-Term Debt [Line Items]
Amount	$ 1,644,478		¥ 11,500,000
Issuance Date	Oct. 30, 2025
Expiration Date	Oct. 28, 2026
Interest	4.25%		4.25%
Bank of China [Member]
Short-Term Debt [Line Items]
Amount	$ 1,429,981		¥ 10,000,000
Issuance Date	Jan. 17, 2025
Expiration Date	Jan. 16, 2026
Interest	2.70%		2.70%
Huaxia Bank [Member]
Short-Term Debt [Line Items]
Amount	$ 1,429,981		¥ 10,000,000
Issuance Date	Sep. 29, 2025
Expiration Date	Sep. 20, 2026
Interest	2.85%		2.85%
Huaxia Bank [Member]
Short-Term Debt [Line Items]
Amount	$ 2,859,962		¥ 20,000,000
Issuance Date	Sep. 29, 2025
Expiration Date	Sep. 20, 2026
Interest	2.65%		2.65%
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Amount	$ 929,488		¥ 6,500,000
Issuance Date	Mar. 20, 2025
Expiration Date	Mar. 20, 2026
Interest	2.80%		2.80%
Minsheng Bank [Member]
Short-Term Debt [Line Items]
Amount		$ 136,999		¥ 1,000,000
Issuance Date		Jun. 27, 2024
Expiration Date		Jan. 03, 2025
Interest		3.50%		3.50%
Bank of Ningbo [Member]
Short-Term Debt [Line Items]
Amount		$ 684,997		¥ 5,000,000
Issuance Date		Jun. 13, 2024
Expiration Date		Jun. 13, 2025
Interest		2.80%		2.80%
Bank of Ningbo [Member]
Short-Term Debt [Line Items]
Amount		$ 233,832		¥ 1,706,808
Issuance Date		Oct. 30, 2024
Expiration Date		Apr. 28, 2025
Interest		2.75%		2.75%